Long-Term Debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Long-Term Debt
Note 21	Long-Term Debt

The company’s sources of borrowing for funding and liquidity purposes are primarily senior notes and a long-term credit facility that provides for unsecured borrowings and backstops its commercial paper program.

Accounting Policy
Issue costs of long-term debt obligations are capitalized to long-term obligations and are amortized to expense over the term of the related liability using the effective interest method.

Supporting Information

Long-term debt as at December 31 was comprised of:

	Rate of Interest	Maturity	2017	2016
Senior notes [1]
Notes issued 2010	3.250%	December 1, 2017	$–	$500
Notes issued 2009	6.500%	May 15, 2019	500	500
Notes issued 2009	4.875%	March 30, 2020	500	500
Notes issued 2014	3.625%	March 15, 2024	750	750
Notes issued 2015	3.000%	April 1, 2025	500	500
Notes issued 2016	4.000%	December 15, 2026	500	500
Notes issued 2006	5.875%	December 1, 2036	500	500
Notes issued 2010	5.625%	December 1, 2040	500	500
			3,750	4,250
Less net unamortized debt issue costs			(43)	(48)
			3,707	4,202
Less current maturities			–	(500)
Add current portion of amortization			4	5
			$3,711	$3,707

[1] Each series of senior notes is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable, in whole or in part, at the company’s option, at any time prior to maturity for a price equal to the greater of the principal amount of the notes to be redeemed and the present value of the remaining scheduled payments of principal and interest based on a predetermined computation of the discount rate, plus accrued and unpaid interest. The series of senior notes issued in 2014, 2015 and 2016 are redeemable, in whole or in part, at the company’s option, at any time three months before maturity for a price equal to 100 percent of the principal amount of the notes to be redeemed, plus accrued and unpaid interest. Certain downgrades in the company’s credit ratings below investment-grade, resulting from a change in control, including the Merger discussed in Note 32, could trigger a change in control offer under existing debt securities, except the notes issued in 2016, and the company would be required to make an offer to purchase all, or any part, of these senior notes at 101 percent of the principal amount of the notes to be repurchased, plus accrued and unpaid interest.

The company has a long-term revolving credit facility that provides for unsecured borrowings and also backstops its commercial paper program. The availability of borrowings is reduced by the amount of commercial paper outstanding. Details of the company’s credit facilities were as follows:

	2017	2016
Facility as at December 31	$3,250 – maturity May 31, 2021 $250 – maturity May 31, 2020	$3,250 – maturity May 31, 2021 $250 – maturity May 31, 2020
Borrowings outstanding as at December 31	$NIL	$NIL
Commercial paper outstanding, backstopped by the credit facility, as at December 31 (Note 20)	$730	$389
Amounts borrowed and repaid during the year ended December 31	$NIL	$NIL

Under the senior notes, the company is not subject to any financial test covenants, but is subject to certain customary covenants (including limitations on liens and on sale and leaseback transactions) and events of default, including an event of default for acceleration of other debt in excess of $100. Principal covenants and events of default under the credit facility are the same as those under the line of credit described in Note 20. Non-compliance with such covenants could result in accelerated payment of amounts due under the credit facility, and its termination. The back-to-back loan arrangements are not subject to any financial test covenants but are subject to certain customary covenants and events of default, including, for other long-term debt, an event of default for non-payment of other debt in excess of $25. Non-compliance with such covenants could result in accelerated payment of the related debt. The company was in compliance with all covenants as at December 31, 2017.

Long-term debt obligations as at December 31, 2017 will mature as follows [1] :

2018	$–
2019	500
2020	500
2021	–
2022	–
Subsequent years	2,750

$3,750

[1] Actual amounts and timing may differ depending on prepayments or refinancings prior to or at maturity.